Organization and Principal Activities (Details)	May 20, 2022	Nov. 24, 2021 shares	Nov. 04, 2020 shares	Dec. 30, 2016 USD ($) shares	Dec. 31, 2023	Aug. 15, 2023
Variable Interest Entity [Line Items]
Share split ratio	10
Related parties | SINA | Leju Holdings Limited
Variable Interest Entity [Line Items]
Shares purchased from related party			24,475,251
Related parties | Zhou Parties | Leju Holdings Limited
Variable Interest Entity [Line Items]
Shares purchased from related party			51,925,996
E-House | Reportable Legal Entities | Related parties | SINA
Variable Interest Entity [Line Items]
Total ordinary shares repurchased, ordinary shares transferred (in shares)				40,651,187
Total cash consideration for repurchase of ordinary shares | $				$ 129,038,150
E-House Enterprise | Leju Holdings Limited
Variable Interest Entity [Line Items]
Shares purchased from related party			76,401,247
Shanghai SINA Leju
Variable Interest Entity [Line Items]
Ownership percentage					100.00%
City RE-House
Variable Interest Entity [Line Items]
Ownership percentage					100.00%
Shanghai Yi Yue
Variable Interest Entity [Line Items]
Ownership percentage					100.00%
Beijing Maiteng
Variable Interest Entity [Line Items]
Ownership percentage					84.00%
E-House Enterprise | TM Home Limited
Variable Interest Entity [Line Items]
Ownership percentage		70.23%			89.207%	89.207%
Shares purchased from related party		76,401,247
Alibaba Investment Limited | TM Home Limited
Variable Interest Entity [Line Items]
Ownership percentage		29.77%			10.793%	10.793%